INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Changes in carrying amount of investments in associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	$ 2,997,603
Ending Balance	2,928,984	$ 2,997,603
Total for all associates
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	2,526,073	2,300,450
Equity method - Gain	311,193	230,704
OCI (Equity method)	(6,822)	(2,960)
OCI (Translation adjustment)	3,395	(5,674)
Purchase / capitalizations	38,285	38,753
Sells or refund of contributions	(21,041)	(6,428)
Impairment loss	(26)	(2,017)
Dividends	(82,990)	(28,249)
Others	544	1,494
Ending Balance	2,768,611	2,526,073
Total for all associates | P.A. Viva Malls
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	1,661,679	1,530,459
Equity method - Gain	155,824	128,028
Purchase / capitalizations		3,192
Ending Balance	1,817,503	1,661,679
Total for all associates | Proteccion S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	594,105	533,584
Equity method - Gain	94,180	62,442
OCI (Equity method)	(8,464)	(1,921)
Dividends	(55,558)
Others	1,107
Ending Balance	625,370	594,105
Total for all associates | Others
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	270,289	236,407
Equity method - Gain	61,189	40,234
OCI (Equity method)	1,642	(1,039)
OCI (Translation adjustment)	3,395	(5,674)
Purchase / capitalizations	38,285	35,561
Sells or refund of contributions	(21,041)	(6,428)
Impairment loss	(26)	(2,017)
Dividends	(27,432)	(28,249)
Others	(563)	1,494
Ending Balance	325,738	270,289
Total for all associates | Reintegra S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	5,864
Ending Balance	3,520	5,864
Recoverable amount	$ 3,737	$ 5,750
Discount rate	20.39%	21.50%
Impairment loss recognized in the Statement of Income	$ 26	$ 2,017